Consolidated Statement of Shareholders' Equity - 6 months ended Jun. 30, 2016 - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Non Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2015	$ 212	$ 44	$ 170,910	$ (80,803)	$ 564	$ 90,927
Balance (in shares) at Dec. 31, 2015	21,205,382	40,000
Increase (Decrease) in Stockholders' Equity
Net loss				(24,996)	(105)	(25,101)
Stock-based compensation			2,418			2,418
Balance at end of period at Jun. 30, 2016	$ 212	$ 44	$ 173,328	$ (105,799)	$ 459	$ 68,244
Balance (in shares) at Jun. 30, 2016	21,205,382	40,000